DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of deposit type and weighted average interest rate
Deposit type and weighted-average interest rate

	2012	2011
	(In thousands)

NOW accounts
2012 – 0.09%	$83,346
2011 – 0.28%		$76,170
Passbook accounts
2012 – 0.10%	33,712
2011 – 0.15%		33,388
Money market demand deposit
2012 – 0.25%	116,891
2011 – 0.50%		106,098
Total demand, transaction and passbook deposits	233,949	215,656

Certificates of deposit Original maturities of:
Less than 12 months
2012 – 1.62%	88,509
2011 – 2.28%		116,876
12 to 18 months
2012 – 0.57%	66,860
2011 – 0.84%		66,554
24 months – 36 months
2012 – 0.96%	36,079
2011 – 1.27%		39,088
Over 36 months
2012 – 2.24%	65,249
2011 – 2.86%		54,147

Total certificates of deposit	256,697	276,665

Total deposits	$490,646	$492,321

Schedule of interest expense on deposit
	2012	2011	2010
	(In thousands)

Passbook savings and money market demand deposits	$428	$659	$512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854

	$4,684	$4,858	$3,435

Schedule of maturities of outstanding certificates of deposit
	2012	2011
	(In thousands)

Less than six months	$70,361	$69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500

	$256,697	$276,665